Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (93.4%)	Country	Shares/Par +	Value $ (000’s)
Communication Services (6.1%)
Kakao Corp.	South Korea	40,073	3,926
Sea, Ltd. *	Cayman Islands	37,115	11,829
Tencent Holdings, Ltd.	Cayman Islands	619,500	36,324
Yandex NV *	Netherlands	107,006	8,527
Total			60,606

Consumer Discretionary (14.2%)
Alibaba Group Holding, Ltd. *	Cayman Islands	2,051,300	38,154
Allegro.eu SA *	Luxembourg	489,201	7,114
China Tourism Group Duty Free Corp, Ltd. - Class A	China	300,597	12,099
Li Ning Co., Ltd.	Cayman Islands	696,000	8,029
Meituan Dianping - Class B *	Cayman Islands	328,900	10,270
MercadoLibre, Inc. *	United States	7,619	12,795
Midea Group Co., Ltd. - Class A	China	961,267	10,357
Prosus NV *	Netherlands	290,076	22,846
Sands China, Ltd. *	Cayman Islands	2,360,000	4,837
Shenzhou International Group Holdings, Ltd.	Cayman Islands	702,100	14,676
Total			141,177

Consumer Staples (5.0%)
Budweiser Brewing Co. APAC, Ltd.	Cayman Islands	3,062,400	7,708
Fomento Economico Mexicano SAB de CV, ADR	Mexico	158,900	13,780
Hindustan Unilever, Ltd.	India	302,250	10,960
ITC, Ltd.	India	3,534,357	11,154
Kweichow Moutai Co., Ltd. - Class A	China	23,280	6,596
Total			50,198

Energy (3.8%)
LUKOIL PJSC, ADR	Russia	177,484	16,835
Novatek PJSC	Russia	795,201	20,927
Total			37,762

Financials (20.1%)
AIA Group, Ltd.	Hong Kong	1,504,000	17,317
B3 SA - Brasil, Bolsa, Balcao	Brazil	1,658,300	3,879
Banco Bradesco SA, ADR	Brazil	3,479,920	13,328
Bank Central Asia Tbk PT	Indonesia	5,457,100	13,348
Bank of the Philippine Islands	Philippines	2,680,376	4,280
China Merchants Bank Co., Ltd. - Class H	China	2,371,500	18,823
Grupo Financiero Banorte SAB de CV	Mexico	2,409,150	15,440
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	234,492	14,233

Common Stocks (93.4%)	Country	Shares/Par +	Value $ (000’s)
Financials continued
Housing Development Finance Corp., Ltd.	India	803,284	29,288
Kotak Mahindra Bank, Ltd.	India	665,311	17,872
Ping An Insurance Group Co. of China, Ltd. - Class H	China	726,500	4,930
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	43,958,756	11,683
Sberbank of Russia PJSC	Russia	2,547,787	11,857
SBI Life Insurance Co., Ltd.	India	972,100	15,791
TCS Group Holding PLC	Cyprus	85,551	7,789
Total			199,858

Health Care (3.0%)
Hangzhou Tigermed Consulting Co., Ltd. - Class A	China	198,999	5,333
Hangzhou Tigermed Consulting Co., Ltd. - Class H	China	92,100	1,954
Wuxi Biologics Cayman, Inc. *	Cayman Islands	1,391,000	22,483
Total			29,770

Industrials (5.7%)
China Conch Venture Holdings, Ltd.	Cayman Islands	1,655,500	7,624
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	298,110	5,561
NARI Technology Co., Ltd. - Class A	China	3,258,615	18,034
Rumo SA *	Brazil	1,905,326	5,875
Sungrow Power Supply Co., Ltd. - Class A	China	569,997	13,059
WEG SA	Brazil	848,533	6,175
Total			56,328

Information Technology (24.3%)
ASM International NV	Netherlands	16,723	6,529
ASML Holding NV	Netherlands	21,930	16,177
Delta Electronics, Inc.	Taiwan	1,079,000	9,707
GDS Holdings, Ltd. *	Cayman Islands	781,600	5,562
Hon Hai Precision Industry Co., Ltd.	Taiwan	2,702,000	10,098
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,677,908	21,309
Samsung Electronics Co., Ltd.	South Korea	655,892	40,822
Samsung SDI Co., Ltd.	South Korea	25,952	15,612
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,297,290	88,615

Emerging Markets Equity Portfolio

Common Stocks (93.4%)	Country	Shares/Par +	Value $ (000’s)
Information Technology continued
Tata Consultancy Services, Ltd.	India	537,665	27,249
Total			241,680

Materials (8.7%)
Anglo American Platinum, Ltd.	South Africa	109,847	9,507
Grupo Mexico SAB de CV	Mexico	2,519,882	10,020
LG Chem, Ltd.	South Korea	28,823	18,827
Mondi PLC	United Kingdom	525,774	12,917
UltraTech Cement, Ltd.	India	142,589	14,190
Vale SA, ADR	Brazil	971,281	13,549
Yunnan Energy New Material Co., Ltd. - Class A	China	180,695	7,835
Total			86,845

Real Estate (1.5%)
China Resources Land, Ltd.	Cayman Islands	3,640,000	15,310
Total			15,310

Utilities (1.0%)
China Resources Gas Group, Ltd.	Bermuda	1,916,000	10,056
Total			10,056

Total Common Stocks (Cost: $691,426)			929,590

Preferred Stocks (4.0%)	Country	Shares/Par +	Value $ (000’s)
Information Technology (4.0%)
Samsung Electronics Co., Ltd.	South Korea	687,434	40,237
Total			40,237

Total Preferred Stocks (Cost: $24,674)			40,237

Short-Term Investments (2.8%)
Money Market Funds (2.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	United States	27,960,877	27,961
Total			27,961

Total Short-Term Investments (Cost: $27,961)			27,961

Total Investments (100.2%) (Cost: $744,061)@			997,788

Other Assets, Less Liabilities (-0.2%)			(2,235)

Net Assets (100.0%)			995,553

Investments Percentage by Country is based on Net Assets:
Cayman Islands	18.4%
India	12.7%
South Korea	12.0%
China	12.0%
Taiwan	10.9%
Netherlands	5.5%
Russia	5.0%
Other	23.7%

Total	100.2%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $744,061 and the net unrealized appreciation of investments based on that cost was $253,727 which is comprised of $329,378 aggregate gross unrealized appreciation and $75,651 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$—	$40,237	$—
Common Stocks
Communication Services	20,356	40,250	—
Consumer Discretionary	12,795	128,382	—
Consumer Staples	13,780	36,418	—
Energy	10,786	26,976	—
Financials	32,647	167,211	—
Industrials	17,611	38,717	—
Materials	23,569	63,276	—
All Others	—	296,816	—
Short-Term Investments	27,961	—	—

Total Assets:	$159,505	$838,283	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand